CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 342,514	$ 438,853
Restricted cash	10,621	0
Receivables - trade and other	331,316	283,592
Prepaid expenses and other current assets	38,497	44,586
Deferred tax assets - net	28,416	27,023
Assets of discontinued operations	25,339	27,661
Total current assets	776,703	821,715
PROPERTY, PLANT AND EQUIPMENT - at cost:
Drilling equipment	6,521,834	6,179,587
Construction in progress	480,062	711,558
Other property and equipment	133,959	138,177
Property, plant and equipment - gross	7,135,855	7,029,322
Less accumulated depreciation and amortization	1,409,070	1,350,609
Property, plant and equipment - net	5,726,785	5,678,713
Other assets	97,798	97,417
TOTAL ASSETS	6,601,286	6,597,845
CURRENT LIABILITIES:
Current maturities of long-term debt	226,141	45,023
Accounts payable - trade	87,875	111,082
Deferred revenues	36,370	36,220
Accrued pension and other postretirement benefits	33,180	55,244
Accrued compensation and related employee costs	30,231	31,205
Accrued income taxes	12,926	9,878
Accrued interest	10,968	25,477
Other current liabilities	13,077	9,237
Liabilities of discontinued operations	21,254	25,005
Total current liabilities	472,022	348,371
Long-term debt - less current maturities	896,057	1,089,335
Other liabilities	373,981	357,709
Deferred income taxes - net	477,699	476,443
Commitments and contingent liabilities (Note 6)	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $1.00 par value, 5,000,000 shares authorized, issuable in series: Series A Junior Preferred Stock, 1,500,000 shares authorized, none issued	0	0
Common stock, $0.125 par value, 150,000,000 shares authorized; 127,583,625 shares and 127,577,530 shares issued at March 31, 2012 and December 31, 2011, respectively	15,948	15,947
Additional paid-in capital	1,463,572	1,478,233
Retained earnings	3,235,879	3,186,362
Cost of 3,441,571 and 3,996,465 treasury shares, respectively	(111,590)	(128,884)
Accumulated other comprehensive loss	(222,282)	(225,671)
Total stockholders' equity	4,381,527	4,325,987
TOTAL LIABILITIES AND EQUITY	$ 6,601,286	$ 6,597,845